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Report of Independent Registered Public Accounting Firm

The Board of Directors and Contract Owners of Farm Bureau Life Annuity Account Farm Bureau Life Insurance Company

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the Appendix that comprise Farm Bureau Life Annuity Account (the Separate Account), as of December 31, 2022, and the related statements of operations for the year then ended, and the statements of changes in net assets for the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2022, the results of its operations for the year then ended and changes in its net assets for each of the two years then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

April 25, 2023

We have served as the Separate Account’s auditor since 1994.

A member firm of Ernst & Young Global Limited

Appendix:

Subaccounts comprising Farm Bureau Life Annuity Account

Subaccounts

Product A & B

American Century VP Capital Appreciation Fund

American Century VP Inflation Protection Bond Fund

American Century VP Mid Cap Value Fund

American Century VP Ultra® Fund

American Century VP Value Fund

BNY Mellon Sustainable U.S. Equity Portfolio – Service Shares

BNY Mellon VIF Appreciation Portfolio – Initial Shares

BNY Mellon VIF Growth & Income Portfolio – Initial Shares

BNY Mellon VIF Opportunistic Small Cap Portfolio – Initial Shares

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

Federated Hermes Government Money Fund II – Service Shares

Federated Hermes Managed Volatility Fund II – Primary Shares

Federated Hermes Quality Bond Fund II – Primary Shares

Fidelity® VIP Contrafund® Portfolio – Initial Class

Fidelity® VIP Growth & Income Portfolio – Initial Class

Fidelity® VIP Growth Portfolio – Initial Class

Fidelity® VIP High Income Portfolio – Service Class 2

Fidelity® VIP Index 500 Portfolio – Initial Class

Fidelity® VIP Mid Cap Portfolio – Service Class 2

Fidelity® VIP Overseas Portfolio – Initial Class

Franklin Global Real Estate VIP Fund – Class 2

Franklin Mutual Shares VIP Fund – Class 2

Franklin Small Cap Value VIP Fund – Class 2

Franklin Small-Mid Cap Growth VIP Fund – Class 2

Franklin U.S. Government Securities VIP Fund – Class 2

Templeton Growth VIP Fund – Class 2

J.P. Morgan Ins. Trust Mid Cap Value Portfolio – Class 1

J.P. Morgan Ins. Trust Small Cap Core Portfolio – Class 1

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Mid-Cap Growth Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Product C

Calvert VP EAFE International Index Portfolio – Class F

Calvert VP NASDAQ-100 Index Portfolio

Calvert VP Russell 2000® Small Cap Index Portfolio – Class F

Calvert VP S&P MidCap 400 Index Portfolio – Class F

Columbia VP Overseas Core Fund – Class 1

Columbia VP Select Mid Cap Value Fund – Class 1

Columbia VP Small Cap Value Fund – Class 2

Columbia VP Small Company Growth Fund – Class 2

DWS Global Small Cap VIP – Class A

DWS International Growth VIP – Class A

Federated Hermes Government Money Fund II – Service Shares

Federated Hermes Managed Volatility Fund II – Primary Shares

Federated Hermes Quality Bond Fund II – Primary Shares

Fidelity® VIP Contrafund® Portfolio – Service Class 2

Fidelity® VIP Growth Portfolio – Service Class 2

Fidelity® VIP High Income Portfolio – Service Class 2

Fidelity® VIP Index 500 Portfolio – Service Class 2

Fidelity® VIP Mid Cap Portfolio – Service Class 2

Fidelity® VIP Real Estate Portfolio – Service Class 2

Franklin Mutual Shares VIP Fund – Class 2

Franklin Small Cap Value VIP Fund – Class 2

Franklin U.S. Government Securities VIP Fund – Class 2

Templeton Global Bond VIP Fund – Class 2

J.P. Morgan Ins. Trust Small Cap Core Portfolio – Class 2

T. Rowe Price All-Cap Opportunities Portfolio

T. Rowe Price Equity Income Portfolio

T. Rowe Price Moderate Allocation Portfolio

T. Rowe Price International Stock Portfolio

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities

December 31, 2022

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
Product A & B
American Century VP Capital Appreciation Fund	$2,177,021	$2,177,021	$-	$2,177,021	$2,566,718	184,493.27	58,471.63	-
American Century VP Inflation Protection Bond Fund	250,836	250,836	-	250,836	275,387	26,684.73	18,045.68	-
American Century VP Mid Cap Value Fund	1,380,016	1,380,016	-	1,380,016	1,332,983	65,249.00	38,853.11	-
American Century VP Ultra® Fund	1,936,232	1,936,232	-	1,936,232	1,974,610	100,115.39	45,704.77	-
American Century VP Value Fund	3,465,535	3,465,535	-	3,465,535	2,935,200	278,356.22	123,415.82	-
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	565,662	565,662	-	565,662	570,320	13,796.64	18,761.19	-
BNY Mellon VIF Appreciation Portfolio - Initial Shares	5,152,103	5,139,895	12,208	5,152,103	6,038,152	161,356.17	133,400.66	316.83
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,197,572	1,197,572	-	1,197,572	1,262,773	41,481.54	32,210.95	-
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,332,912	2,332,912	-	2,332,912	2,719,104	59,226.01	87,704.68	-
Calvert VP NASDAQ-100 Index Portfolio	9,673,645	9,673,645	-	9,673,645	8,051,058	103,995.32	125,051.58	-
Calvert VP Russell 2000® Small Cap Index Portfolio	4,860,041	4,851,707	8,334	4,860,041	5,472,925	70,353.81	120,300.50	206.64
Calvert VP S&P MidCap 400 Index Portfolio	5,752,954	5,743,584	9,370	5,752,954	5,550,925	52,750.36	106,549.36	173.82
Federated Hermes Government Money Fund II - Service Shares	1,689,076	1,689,076	-	1,689,076	1,689,076	1,689,076.01	186,121.36	-
Federated Hermes Managed Volatility Fund II - Primary Shares	27,991,477	27,978,828	12,649	27,991,477	33,990,032	3,308,685.28	1,682,272.78	760.53
Federated Hermes Quality Bond Fund II - Primary Shares	15,677,400	15,677,400	-	15,677,400	17,577,240	1,598,103.95	1,404,709.88	-
Fidelity® VIP Contrafund® Portfolio - Initial Class	25,566,898	25,556,077	10,821	25,566,898	24,732,528	674,944.51	570,931.73	241.74
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,173,841	4,173,841	-	4,173,841	3,543,310	173,765.25	134,929.36	-
Fidelity® VIP Growth Portfolio - Initial Class	13,015,832	13,015,832	-	13,015,832	13,460,053	182,014.15	355,419.39	-
Fidelity® VIP High Income Portfolio - Service Class 2	5,604,985	5,604,985	-	5,604,985	6,726,970	1,331,350.43	225,706.40	-
Fidelity® VIP Index 500 Portfolio - Initial Class	14,804,437	14,768,855	35,582	14,804,437	9,593,636	39,501.67	451,585.98	1,088.00
Fidelity® VIP Mid Cap Portfolio - Service Class 2	10,719,621	10,719,621	-	10,719,621	11,246,036	343,577.60	197,920.86	-
Fidelity® VIP Overseas Portfolio - Initial Class	3,244,656	3,244,656	-	3,244,656	3,183,114	149,523.33	171,471.87	-
Franklin Global Real Estate VIP Fund - Class 2	2,495,639	2,495,639	-	2,495,639	3,178,606	215,326.92	135,909.69	-
Franklin Mutual Shares VIP Fund - Class 2	4,298,335	4,298,335	-	4,298,335	4,840,869	283,531.33	165,577.85	-
Franklin Small Cap Value VIP Fund - Class 2	4,510,584	4,510,584	-	4,510,584	5,107,145	359,982.73	91,932.70	-
Franklin Small-Mid Cap Growth VIP Fund - Class 2	3,386,880	3,386,880	-	3,386,880	4,934,600	322,253.14	96,163.84	-
Franklin U.S. Government Securities VIP Fund - Class 2	5,104,894	5,104,894	-	5,104,894	5,981,794	500,970.96	401,549.03	-
Templeton Growth VIP Fund - Class 2	1,557,522	1,557,522	-	1,557,522	1,769,593	152,101.79	81,031.58	-
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	6,518,670	6,518,670	-	6,518,670	6,523,810	624,992.35	114,128.66	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	2,168,845	2,168,845	-	2,168,845	2,495,691	120,759.72	53,384.98	-
T. Rowe Price All-Cap Opportunities Portfolio	6,157,374	6,157,374	-	6,157,374	6,932,936	214,842.07	137,536.67	-
T. Rowe Price Equity Income Portfolio	10,357,945	10,357,945	-	10,357,945	10,467,753	383,485.57	294,119.96	-
T. Rowe Price Mid-Cap Growth Portfolio	9,644,288	9,644,288	-	9,644,288	10,415,760	373,086.58	141,925.76	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account

Statements of Assets and Liabilities (continued)

December 31, 2022

		Net assets			Investments in mutual funds
Subaccount	Investments in shares of mutual funds, at fair value	Accumulation units	Contracts in annuitization period	Total net assets	Cost	Shares owned	Accumulation units outstanding	Annuitized units outstanding
T. Rowe Price Moderate Allocation Portfolio	$8,115,868	$8,115,868	$-	$8,115,868	$9,261,845	455,691.65	281,144.97	-
T. Rowe Price International Stock Portfolio	6,519,651	6,519,651	-	6,519,651	7,459,975	499,973.22	393,312.94	-
Product C
Calvert VP EAFE International Index Portfolio - Class F	$121,651	$121,651	$-	$121,651	$119,053	1,464.96	11,039.22	-
Calvert VP NASDAQ-100 Index Portfolio	500,715	500,715	-	500,715	588,754	5,382.88	8,956.57	-
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	132,575	132,575	-	132,575	149,232	1,936.82	5,298.68	-
Calvert VP S&P MidCap 400 Index Portfolio - Class F	1,898,424	1,898,424	-	1,898,424	1,846,064	17,410.35	65,206.30	-
Columbia VP Overseas Core Fund - Class 1	23,380	23,380	-	23,380	23,908	1,986.45	2,024.10	-
Columbia VP Select Mid Cap Value Fund - Class 1	77,745	77,745	-	77,745	50,482	2,327.68	2,990.68	-
Columbia VP Small Cap Value Fund - Class 2	1,124,751	1,124,751	-	1,124,751	1,230,064	99,097.01	40,953.66	-
Columbia VP Small Company Growth Fund - Class 2	122,717	122,717	-	122,717	211,533	15,094.36	4,614.69	-
DWS Global Small Cap VIP - Class A	53,858	53,858	-	53,858	64,107	6,321.34	3,586.25	-
DWS International Growth VIP - Class A	88,170	88,170	-	88,170	92,283	6,720.25	6,713.01	-
Federated Hermes Government Money Fund II - Service Shares	345,870	345,870	-	345,870	345,870	345,870.35	37,045.06	-
Federated Hermes Managed Volatility Fund II - Primary Shares	1,008,967	1,008,967	-	1,008,967	1,160,454	119,263.25	58,973.11	-
Federated Hermes Quality Bond Fund II - Primary Shares	2,847,571	2,847,571	-	2,847,571	3,169,423	290,272.26	248,017.49	-
Fidelity® VIP Contrafund® Portfolio - Service Class 2	3,045,259	3,045,259	-	3,045,259	3,060,152	83,340.43	107,693.23	-
Fidelity® VIP Growth Portfolio - Service Class 2	2,049,574	2,049,574	-	2,049,574	2,281,062	29,588.19	57,395.18	-
Fidelity® VIP High Income Portfolio - Service Class 2	1,177,803	1,177,803	-	1,177,803	1,414,365	279,763.19	72,072.22	-
Fidelity® VIP Index 500 Portfolio - Service Class 2	355,652	355,652	-	355,652	360,205	962.00	10,680.01	-
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,337,288	1,337,288	-	1,337,288	1,381,189	42,861.78	53,188.37	-
Fidelity® VIP Real Estate Portfolio - Service Class 2	866,474	866,474	-	866,474	928,268	53,420.11	48,872.51	-
Franklin Mutual Shares VIP Fund - Class 2	2,841,149	2,841,149	-	2,841,149	3,087,021	187,410.91	147,401.90	-
Franklin Small Cap Value VIP Fund - Class 2	219,122	219,122	-	219,122	213,929	17,487.75	8,766.05	-
Franklin U.S. Government Securities VIP Fund - Class 2	2,437,111	2,437,111	-	2,437,111	2,853,950	239,166.88	224,133.02	-
Templeton Global Bond VIP Fund - Class 2	1,076,224	1,076,224	-	1,076,224	1,287,735	86,235.88	82,964.19	-
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	54,171	54,171	-	54,171	62,964	3,057.07	1,973.49	-
T. Rowe Price All-Cap Opportunities Portfolio	142,294	142,294	-	142,294	186,568	4,964.91	2,986.77	-
T. Rowe Price Equity Income Portfolio	1,184,211	1,184,211	-	1,184,211	1,183,082	43,843.44	46,700.39	-
T. Rowe Price Moderate Allocation Portfolio	153,104	153,104	-	153,104	177,596	8,596.50	7,515.31	-
T. Rowe Price International Stock Portfolio	3,011,775	3,011,775	-	3,011,775	3,435,891	230,964.32	216,640.95	-

See accompanying notes, including note 6 which includes per unit information.

Farm Bureau Life Annuity Account

Statements of Operations

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
Product A & B
American Century VP Capital Appreciation Fund	$-	$(30,384)	$(30,384)	$(37,644)	$361,831	$324,187	$(1,279,241)	$(985,438)
American Century VP Inflation Protection Bond Fund	13,631	(3,069)	10,562	728	1,154	1,882	(49,910)	(37,466)
American Century VP Mid Cap Value Fund	31,114	(17,488)	13,626	88,672	184,772	273,444	(320,689)	(33,619)
American Century VP Ultra® Fund	-	(29,001)	(29,001)	80,523	248,814	329,337	(1,313,668)	(1,013,332)
American Century VP Value Fund	75,942	(46,303)	29,639	279,373	321,863	601,236	(666,215)	(35,340)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	2,265	(9,033)	(6,768)	47,206	54,933	102,139	(314,651)	(219,280)
BNY Mellon VIF Appreciation Portfolio - Initial Shares	38,450	(72,816)	(34,366)	(195,219)	1,829,009	1,633,790	(3,055,178)	(1,455,754)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	10,113	(15,873)	(5,760)	14,813	261,709	276,522	(510,595)	(239,833)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	-	(31,435)	(31,435)	11,784	518,947	530,731	(1,025,067)	(525,771)
Calvert VP NASDAQ-100 Index Portfolio	21,042	(146,502)	(125,460)	1,132,297	543,943	1,676,240	(6,727,607)	(5,176,827)
Calvert VP Russell 2000® Small Cap Index Portfolio	44,519	(67,021)	(22,502)	13,706	558,950	572,656	(1,944,282)	(1,394,128)
Calvert VP S&P MidCap 400 Index Portfolio	56,876	(75,351)	(18,475)	88,155	643,745	731,900	(1,727,465)	(1,014,040)
Federated Hermes Government Money Fund II - Service Shares	20,874	(22,556)	(1,682)	-	-	-	-	(1,682)
Federated Hermes Managed Volatility Fund II - Primary Shares	583,515	(377,768)	205,747	(639,032)	7,315,781	6,676,749	(12,103,312)	(5,220,816)
Federated Hermes Quality Bond Fund II - Primary Shares	435,765	(207,531)	228,234	(206,536)	259,011	52,475	(2,199,058)	(1,918,349)
Fidelity® VIP Contrafund® Portfolio - Initial Class	144,710	(367,679)	(222,969)	788,000	1,393,269	2,181,269	(12,458,589)	(10,500,289)
Fidelity® VIP Growth & Income Portfolio - Initial Class	70,716	(52,600)	18,116	101,317	84,804	186,121	(490,497)	(286,260)
Fidelity® VIP Growth Portfolio - Initial Class	93,567	(185,217)	(91,650)	547,698	1,129,139	1,676,837	(6,333,659)	(4,748,472)
Fidelity® VIP High Income Portfolio - Service Class 2	302,854	(75,619)	227,235	(140,925)	-	(140,925)	(963,152)	(876,842)
Fidelity® VIP Index 500 Portfolio - Initial Class	235,696	(201,187)	34,509	925,056	127,244	1,052,300	(4,771,757)	(3,684,948)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	30,522	(143,147)	(112,625)	10,998	789,566	800,564	(2,902,587)	(2,214,648)
Fidelity® VIP Overseas Portfolio - Initial Class	36,993	(43,148)	(6,155)	122,390	32,231	154,621	(1,304,097)	(1,155,631)
Franklin Global Real Estate VIP Fund - Class 2	69,877	(36,389)	33,488	4,028	208,871	212,899	(1,209,938)	(963,551)
Franklin Mutual Shares VIP Fund - Class 2	82,764	(57,124)	25,640	(56,588)	499,818	443,230	(910,340)	(441,470)
Franklin Small Cap Value VIP Fund - Class 2	46,691	(58,923)	(12,232)	(72,738)	881,110	808,372	(1,394,305)	(598,165)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	-	(47,668)	(47,668)	(59,985)	1,019,547	959,562	(2,748,775)	(1,836,881)
Franklin U.S. Government Securities VIP Fund - Class 2	132,482	(69,963)	62,519	(135,816)	-	(135,816)	(602,723)	(676,020)
Templeton Growth VIP Fund - Class 2	2,557	(19,780)	(17,223)	(43,007)	-	(43,007)	(162,742)	(222,972)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	67,376	(88,070)	(20,694)	101,490	1,012,650	1,114,140	(1,822,351)	(728,905)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	10,936	(30,137)	(19,201)	3,978	508,000	511,978	(1,081,042)	(588,265)

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price All-Cap Opportunities Portfolio	$-	$(85,755)	$(85,755)	$214,014	$343,068	$557,082	$(2,381,462)	$(1,910,135)
T. Rowe Price Equity Income Portfolio	204,493	(137,668)	66,825	58,889	538,594	597,483	(1,192,842)	(528,534)
T. Rowe Price Mid-Cap Growth Portfolio	-	(130,460)	(130,460)	25,924	301,651	327,575	(3,344,156)	(3,147,041)
T. Rowe Price Moderate Allocation Portfolio	138,783	(111,491)	27,292	(89,840)	166,719	76,879	(2,163,385)	(2,059,214)
T. Rowe Price International Stock Portfolio	52,749	(84,621)	(31,872)	(85,973)	159,363	73,390	(1,377,261)	(1,335,743)
Product C
Calvert VP EAFE International Index Portfolio - Class F	$4,755	$(1,358)	$3,397	$248	$-	$248	$(29,656)	$(26,011)
Calvert VP NASDAQ-100 Index Portfolio	1,077	(6,497)	(5,420)	97,979	27,834	125,813	(402,059)	(281,666)
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	1,182	(1,460)	(278)	(193)	14,841	14,648	(50,029)	(35,659)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	18,944	(20,798)	(1,854)	35,109	214,410	249,519	(603,593)	(355,928)
Columbia VP Overseas Core Fund - Class 1	191	(233)	(42)	(34)	1,741	1,707	(5,879)	(4,214)
Columbia VP Select Mid Cap Value Fund - Class 1	-	(1,085)	(1,085)	15,885	-	15,885	(29,493)	(14,693)
Columbia VP Small Cap Value Fund - Class 2	5,981	(12,238)	(6,257)	(34,989)	469,685	434,696	(565,915)	(137,476)
Columbia VP Small Company Growth Fund - Class 2	-	(1,489)	(1,489)	(5,867)	62,457	56,590	(135,484)	(80,383)
DWS Global Small Cap VIP - Class A	355	(623)	(268)	(1,502)	11,397	9,895	(28,903)	(19,276)
DWS International Growth VIP - Class A	1,017	(961)	56	55	1,311	1,366	(38,574)	(37,152)
Federated Hermes Government Money Fund II - Service Shares	4,239	(3,459)	780	-	-	-	-	780
Federated Hermes Managed Volatility Fund II - Primary Shares	20,178	(10,807)	9,371	(16,303)	252,979	236,676	(425,245)	(179,198)
Federated Hermes Quality Bond Fund II - Primary Shares	85,022	(31,466)	53,556	(67,733)	50,535	(17,198)	(400,622)	(364,264)
Fidelity® VIP Contrafund® Portfolio - Service Class 2	9,086	(34,185)	(25,099)	87,107	170,812	257,919	(1,414,383)	(1,181,563)
Fidelity® VIP Growth Portfolio - Service Class 2	8,340	(23,260)	(14,920)	66,666	180,485	247,151	(961,757)	(729,526)
Fidelity® VIP High Income Portfolio - Service Class 2	63,693	(13,378)	50,315	(37,337)	-	(37,337)	(207,426)	(194,448)
Fidelity® VIP Index 500 Portfolio - Service Class 2	4,951	(4,316)	635	94,734	4,201	98,935	(199,676)	(100,106)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	3,777	(15,130)	(11,353)	(11,669)	100,621	88,952	(377,572)	(299,973)
Fidelity® VIP Real Estate Portfolio - Service Class 2	11,047	(10,053)	994	361	32,978	33,339	(387,067)	(352,734)
Franklin Mutual Shares VIP Fund - Class 2	56,298	(31,322)	24,976	(79,161)	339,987	260,826	(582,789)	(296,987)
Franklin Small Cap Value VIP Fund - Class 2	2,206	(2,267)	(61)	(1,973)	41,624	39,651	(67,672)	(28,082)
Franklin U.S. Government Securities VIP Fund - Class 2	65,152	(27,479)	37,673	(95,505)	-	(95,505)	(270,102)	(327,934)
Templeton Global Bond VIP Fund - Class 2	-	(11,735)	(11,735)	(74,224)	-	(74,224)	8,657	(77,302)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	68	(808)	(740)	(3,144)	16,503	13,359	(33,269)	(20,650)
T. Rowe Price All-Cap Opportunities Portfolio	-	(2,971)	(2,971)	11,858	7,915	19,773	(116,781)	(99,979)

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Operations (continued)

Year Ended December 31, 2022

	Income	Expenses		Realized gain (loss) on investments
Subaccount	Dividends	Mortality and expense risk	Net investment income (loss)	Realized gain (loss) on sale of fund shares	Realized gain distributions	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations
T. Rowe Price Equity Income Portfolio	$23,478	$(12,701)	$10,777	$(1,382)	$61,221	$59,839	$(131,974)	$(61,358)
T. Rowe Price Moderate Allocation Portfolio	2,991	(2,079)	912	(8,601)	3,143	(5,458)	(47,753)	(52,299)
T. Rowe Price International Stock Portfolio	24,304	(31,891)	(7,587)	(36,819)	73,427	36,608	(651,852)	(622,831)

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Product A & B
American Century VP Capital Appreciation Fund	$3,426,069	$(30,384)	$324,187	$(1,279,241)	$(985,438)	$62,806	$(254,628)	$(2,350)	$(69,438)	$(263,610)	$(1,249,048)	$2,177,021
American Century VP Inflation Protection Bond Fund	246,621	10,562	1,882	(49,910)	(37,466)	2,399	(14,762)	(319)	54,363	41,681	4,215	250,836
American Century VP Mid Cap Value Fund	1,754,265	13,626	273,444	(320,689)	(33,619)	24,690	(188,237)	(461)	(176,622)	(340,630)	(374,249)	1,380,016
American Century VP Ultra® Fund	3,121,980	(29,001)	329,337	(1,313,668)	(1,013,332)	26,403	(164,104)	(2,001)	(32,714)	(172,416)	(1,185,748)	1,936,232
American Century VP Value Fund	4,362,753	29,639	601,236	(666,215)	(35,340)	70,964	(422,103)	(3,533)	(507,206)	(861,878)	(897,218)	3,465,535
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	924,592	(6,768)	102,139	(314,651)	(219,280)	17,155	(152,198)	(986)	(3,621)	(139,650)	(358,930)	565,662
BNY Mellon VIF Appreciation Portfolio - Initial Shares	7,616,347	(34,366)	1,633,790	(3,055,178)	(1,455,754)	77,007	(894,998)	(5,572)	(184,927)	(1,008,490)	(2,464,244)	5,152,103
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,520,849	(5,760)	276,522	(510,595)	(239,833)	24,476	(83,965)	(1,285)	(22,670)	(83,444)	(323,277)	1,197,572
Small Cap Portfolio - Initial Shares	3,037,462	(31,435)	530,731	(1,025,067)	(525,771)	54,021	(232,537)	(1,956)	1,693	(178,779)	(704,550)	2,332,912
Calvert VP NASDAQ-100 Index Portfolio	15,821,332	(125,460)	1,676,240	(6,727,607)	(5,176,827)	103,500	(1,058,067)	(6,812)	(9,481)	(970,860)	(6,147,687)	9,673,645
Calvert VP Russell 2000® Small Cap Index Portfolio	6,502,424	(22,502)	572,656	(1,944,282)	(1,394,128)	50,041	(440,362)	(3,234)	145,300	(248,255)	(1,642,383)	4,860,041
Calvert VP S&P MidCap 400 Index Portfolio	7,050,226	(18,475)	731,900	(1,727,465)	(1,014,040)	63,408	(250,334)	(4,565)	(91,741)	(283,232)	(1,297,272)	5,752,954
Federated Hermes Government Money Fund II - Service Shares	1,781,132	(1,682)	-	-	(1,682)	33,492	(106,653)	(2,380)	(14,833)	(90,374)	(92,056)	1,689,076
Federated Hermes Managed Volatility Fund II - Primary Shares	35,830,299	205,747	6,676,749	(12,103,312)	(5,220,816)	384,505	(2,066,819)	(30,529)	(905,163)	(2,618,006)	(7,838,822)	27,991,477
Federated Hermes Quality Bond Fund II - Primary Shares	18,614,821	228,234	52,475	(2,199,058)	(1,918,349)	198,812	(1,122,383)	(16,740)	(78,761)	(1,019,072)	(2,937,421)	15,677,400

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Fidelity® VIP Contrafund® Portfolio - Initial Class	$39,685,977	$(222,969)	$2,181,269	$(12,458,589)	$(10,500,289)	$380,186	$(3,439,655)	$(23,101)	$(536,220)	$(3,618,790)	$(14,119,079)	$25,566,898
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,577,932	18,116	186,121	(490,497)	(286,260)	58,045	(196,364)	(3,505)	23,993	(117,831)	(404,091)	4,173,841
Fidelity® VIP Growth Portfolio - Initial Class	19,390,261	(91,650)	1,676,837	(6,333,659)	(4,748,472)	140,064	(1,304,216)	(9,716)	(452,089)	(1,625,957)	(6,374,429)	13,015,832
Fidelity® VIP High Income Portfolio - Service Class 2	6,970,543	227,235	(140,925)	(963,152)	(876,842)	80,167	(585,699)	(5,781)	22,597	(488,716)	(1,365,558)	5,604,985
Fidelity® VIP Index 500 Portfolio - Initial Class	19,306,994	34,509	1,052,300	(4,771,757)	(3,684,948)	169,988	(1,183,131)	(9,653)	205,187	(817,609)	(4,502,557)	14,804,437
Fidelity® VIP Mid Cap Portfolio - Service Class 2	13,851,987	(112,625)	800,564	(2,902,587)	(2,214,648)	174,130	(1,169,081)	(9,157)	86,390	(917,718)	(3,132,366)	10,719,621
Fidelity® VIP Overseas Portfolio - Initial Class	4,591,427	(6,155)	154,621	(1,304,097)	(1,155,631)	74,592	(251,058)	(2,638)	(12,036)	(191,140)	(1,346,771)	3,244,656
Franklin Global Real Estate VIP Fund - Class 2	3,689,465	33,488	212,899	(1,209,938)	(963,551)	75,174	(211,533)	(3,276)	(90,640)	(230,275)	(1,193,826)	2,495,639
Franklin Mutual Shares VIP Fund - Class 2	5,117,714	25,640	443,230	(910,340)	(441,470)	79,420	(415,317)	(4,302)	(37,710)	(377,909)	(819,379)	4,298,335
Franklin Small Cap Value VIP Fund - Class 2	5,275,927	(12,232)	808,372	(1,394,305)	(598,165)	72,868	(302,473)	(5,620)	68,047	(167,178)	(765,343)	4,510,584
Franklin Small-Mid Cap Growth VIP Fund - Class 2	5,403,039	(47,668)	959,562	(2,748,775)	(1,836,881)	68,540	(339,669)	(3,878)	95,729	(179,278)	(2,016,159)	3,386,880
Franklin U.S. Government Securities VIP Fund - Class 2	6,459,831	62,519	(135,816)	(602,723)	(676,020)	83,416	(577,672)	(6,050)	(178,611)	(678,917)	(1,354,937)	5,104,894
Templeton Growth VIP Fund - Class 2	1,764,405	(17,223)	(43,007)	(162,742)	(222,972)	18,531	(51,240)	(1,616)	50,414	16,089	(206,883)	1,557,522
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	8,201,775	(20,694)	1,114,140	(1,822,351)	(728,905)	104,616	(624,540)	(6,327)	(427,949)	(954,200)	(1,683,105)	6,518,670
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	2,888,612	(19,201)	511,978	(1,081,042)	(588,265)	73,164	(208,413)	(2,231)	5,978	(131,502)	(719,767)	2,168,845
T. Rowe Price All-Cap Opportunities Portfolio	8,777,412	(85,755)	557,082	(2,381,462)	(1,910,135)	68,834	(720,324)	(4,622)	(53,791)	(709,903)	(2,620,038)	6,157,374

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
T. Rowe Price Equity Income Portfolio	$12,269,950	$66,825	$597,483	$(1,192,842)	$(528,534)	$88,351	$(1,148,742)	$(11,674)	$(311,406)	$(1,383,471)	$(1,912,005)	$10,357,945
T. Rowe Price Mid-Cap Growth Portfolio	13,525,511	(130,460)	327,575	(3,344,156)	(3,147,041)	102,991	(702,073)	(5,423)	(129,677)	(734,182)	(3,881,223)	9,644,288
T. Rowe Price Moderate Allocation Portfolio	10,959,416	27,292	76,879	(2,163,385)	(2,059,214)	93,178	(654,138)	(8,119)	(215,255)	(784,334)	(2,843,548)	8,115,868
T. Rowe Price International Stock Portfolio	7,870,552	(31,872)	73,390	(1,377,261)	(1,335,743)	124,821	(744,596)	(5,963)	610,580	(15,158)	(1,350,901)	6,519,651
Product C
Calvert VP EAFE International Index Portfolio - Class F	$164,517	$3,397	$248	$(29,656)	$(26,011)	$1,399	$(14,618)	$(987)	$(2,649)	$(16,855)	$(42,866)	$121,651
Calvert VP NASDAQ-100 Index Portfolio	884,725	(5,420)	125,813	(402,059)	(281,666)	8,466	(173,654)	(3,785)	66,629	(102,344)	(384,010)	500,715
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	170,072	(278)	14,648	(50,029)	(35,659)	(86)	(13,881)	(1,053)	13,182	(1,838)	(37,497)	132,575
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,527,072	(1,854)	249,519	(603,593)	(355,928)	23,569	(252,904)	(28,088)	(15,297)	(272,720)	(628,648)	1,898,424
Columbia VP Overseas Core Fund - Class 1	27,126	(42)	1,707	(5,879)	(4,214)	569	-	(101)	-	468	(3,746)	23,380
Columbia VP Select Mid Cap Value Fund - Class 1	139,518	(1,085)	15,885	(29,493)	(14,693)	1,927	(9,127)	(982)	(38,898)	(47,080)	(61,773)	77,745
Columbia VP Small Cap Value Fund - Class 2	1,422,678	(6,257)	434,696	(565,915)	(137,476)	14,649	(151,965)	(16,272)	(6,863)	(160,451)	(297,927)	1,124,751
Columbia VP Small Company Growth Fund - Class 2	227,627	(1,489)	56,590	(135,484)	(80,383)	-	(9,932)	(1,341)	(13,254)	(24,527)	(104,910)	122,717
DWS Global Small Cap VIP - Class A	78,916	(268)	9,895	(28,903)	(19,276)	-	(5,585)	(331)	134	(5,782)	(25,058)	53,858
DWS International Growth VIP - Class A	125,728	56	1,366	(38,574)	(37,152)	2,163	(843)	(711)	(1,015)	(406)	(37,558)	88,170
Federated Hermes Government Money Fund II - Service Shares	282,359	780	-	-	780	10,573	(43,513)	(3,178)	98,849	62,731	63,511	345,870

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
Federated Hermes Managed Volatility Fund II - Primary Shares	$1,231,799	$9,371	$236,676	$(425,245)	$(179,198)	$24,016	$(60,348)	$(7,303)	$1	$(43,634)	$(222,832)	$1,008,967
Federated Hermes Quality Bond Fund II - Primary Shares	3,698,971	53,556	(17,198)	(400,622)	(364,264)	44,636	(431,369)	(37,842)	(62,561)	(487,136)	(851,400)	2,847,571
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,391,913	(25,099)	257,919	(1,414,383)	(1,181,563)	40,114	(302,324)	(38,440)	135,559	(165,091)	(1,346,654)	3,045,259
Fidelity® VIP Growth Portfolio -Service Class 2	2,934,639	(14,920)	247,151	(961,757)	(729,526)	34,653	(241,849)	(29,517)	81,174	(155,539)	(885,065)	2,049,574
Fidelity® VIP High Income Portfolio - Service Class 2	1,624,074	50,315	(37,337)	(207,426)	(194,448)	19,368	(210,672)	(17,098)	(43,421)	(251,823)	(446,271)	1,177,803
Fidelity® VIP Index 500 Portfolio - Service Class 2	518,860	635	98,935	(199,676)	(100,106)	5,197	(245,048)	(3,260)	180,009	(63,102)	(163,208)	355,652
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,867,359	(11,353)	88,952	(377,572)	(299,973)	13,610	(205,410)	(16,331)	(21,967)	(230,098)	(530,071)	1,337,288
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,331,844	994	33,339	(387,067)	(352,734)	13,659	(100,382)	(13,215)	(12,698)	(112,636)	(465,370)	866,474
Franklin Mutual Shares VIP Fund - Class 2	3,738,115	24,976	260,826	(582,789)	(296,987)	40,236	(409,216)	(44,500)	(186,499)	(599,979)	(896,966)	2,841,149
Franklin Small Cap Value VIP Fund - Class 2	262,028	(61)	39,651	(67,672)	(28,082)	2,860	(411)	(1,783)	(15,490)	(14,824)	(42,906)	219,122
Franklin U.S. Government Securities VIP Fund - Class 2	3,233,097	37,673	(95,505)	(270,102)	(327,934)	39,076	(381,793)	(35,029)	(90,306)	(468,052)	(795,986)	2,437,111
Templeton Global Bond VIP Fund - Class 2	1,384,215	(11,735)	(74,224)	8,657	(77,302)	16,469	(178,788)	(16,010)	(52,360)	(230,689)	(307,991)	1,076,224
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	112,917	(740)	13,359	(33,269)	(20,650)	371	(20,555)	(468)	(17,444)	(38,096)	(58,746)	54,171
T. Rowe Price All-Cap Opportunities Portfolio	467,703	(2,971)	19,773	(116,781)	(99,979)	2,022	(225,199)	(2,011)	(242)	(225,430)	(325,409)	142,294
T. Rowe Price Equity Income Portfolio	1,420,148	10,777	59,839	(131,974)	(61,358)	11,556	(159,437)	(9,108)	(17,590)	(174,579)	(235,937)	1,184,211
T. Rowe Price Moderate Allocation Portfolio	261,626	912	(5,458)	(47,753)	(52,299)	3,385	(58,912)	(1,248)	552	(56,223)	(108,522)	153,104

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2022

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2021	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2022
T. Rowe Price International Stock Portfolio	$3,736,162	$(7,587)	$36,608	$(651,852)	$(622,831)	$40,558	$(384,303)	$(43,356)	$285,545	$(101,556)	$(724,387)	$3,011,775

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Product A & B
American Century VP Capital Appreciation Fund	$3,839,537	$(46,041)	$607,449	$(220,604)	$340,804	$52,736	$(376,630)	$(2,906)	$(427,472)	$(754,272)	$(413,468)	$3,426,069
American Century VP Inflation Protection Bond Fund	314,493	4,985	6,831	1,168	12,984	6,117	(59,136)	(292)	(27,545)	(80,856)	(67,872)	246,621
American Century VP Mid Cap Value Fund	1,449,105	(1,402)	27,938	293,189	319,725	15,629	(65,973)	(401)	36,180	(14,565)	305,160	1,754,265
American Century VP Ultra® Fund	3,002,115	(37,246)	494,918	126,641	584,313	35,999	(254,876)	(2,249)	(243,322)	(464,448)	119,865	3,121,980
American Century VP Value Fund	4,418,523	21,697	395,942	560,659	978,298	71,463	(465,999)	(3,558)	(635,974)	(1,034,068)	(55,770)	4,362,753
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	698,137	(5,439)	75,850	123,812	194,223	17,123	(144,063)	(1,057)	160,229	32,232	226,455	924,592
BNY Mellon VIF Appreciation Portfolio - Initial Shares	6,888,708	(58,422)	934,326	790,792	1,666,696	102,141	(663,638)	(6,040)	(371,520)	(939,057)	727,639	7,616,347
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	1,238,291	(10,558)	135,352	168,315	293,109	22,340	(40,136)	(1,223)	8,468	(10,551)	282,558	1,520,849
Small Cap Portfolio - Initial Shares	2,991,997	(34,814)	79,108	378,548	422,842	56,319	(349,018)	(2,424)	(82,254)	(377,377)	45,465	3,037,462
Calvert VP NASDAQ-100 Index Portfolio	14,233,906	(141,112)	2,415,961	991,565	3,266,414	113,529	(1,125,861)	(7,230)	(659,426)	(1,678,988)	1,587,426	15,821,332
Calvert VP Russell 2000® Small Cap Index Portfolio	6,392,427	(33,304)	501,676	355,236	823,608	80,932	(660,359)	(3,829)	(130,355)	(713,611)	109,997	6,502,424
Calvert VP S&P MidCap 400 Index Portfolio	6,482,579	(30,000)	608,797	843,394	1,422,191	87,371	(615,075)	(4,924)	(321,916)	(854,544)	567,647	7,050,226
Federated Hermes Government Money Fund II - Service Shares	2,024,321	(23,410)	-	-	(23,410)	35,182	(633,560)	(2,342)	380,941	(219,779)	(243,189)	1,781,132
Federated Hermes Managed Volatility Fund II - Primary Shares	33,960,432	196,898	405,604	4,860,413	5,462,915	401,100	(2,782,411)	(31,820)	(1,179,917)	(3,593,048)	1,869,867	35,830,299
Federated Hermes Quality Bond Fund II - Primary Shares	19,474,319	233,285	169,244	(908,659)	(506,130)	248,706	(1,767,604)	(16,941)	1,182,471	(353,368)	(859,498)	18,614,821

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Fidelity® VIP Contrafund® Portfolio - Initial Class	$34,893,768	$(443,645)	$6,979,009	$2,231,269	$8,766,633	$370,294	$(2,915,674)	$(27,177)	$(1,401,867)	$(3,974,424)	$4,792,209	$39,685,977
Fidelity® VIP Growth & Income Portfolio - Initial Class	4,115,011	50,133	515,539	415,546	981,218	35,316	(403,855)	(3,400)	(146,358)	(518,297)	462,921	4,577,932
Fidelity® VIP Growth Portfolio - Initial Class	17,776,107	(228,033)	5,174,110	(1,381,750)	3,564,327	147,789	(1,061,420)	(10,430)	(1,026,112)	(1,950,173)	1,614,154	19,390,261
Fidelity® VIP High Income Portfolio - Service Class 2	6,753,851	279,280	(101,359)	28,412	206,333	94,406	(632,556)	(5,653)	554,162	10,359	216,692	6,970,543
Fidelity® VIP Index 500 Portfolio - Initial Class	16,762,415	585	2,001,287	2,245,615	4,247,487	175,465	(1,616,926)	(9,566)	(251,881)	(1,702,908)	2,544,579	19,306,994
Fidelity® VIP Mid Cap Portfolio - Service Class 2	12,754,531	(120,656)	2,578,879	413,976	2,872,199	149,491	(934,883)	(10,011)	(979,340)	(1,774,743)	1,097,456	13,851,987
Fidelity® VIP Overseas Portfolio - Initial Class	4,193,468	(32,671)	627,054	144,114	738,497	89,517	(367,742)	(3,016)	(59,297)	(340,538)	397,959	4,591,427
Franklin Global Real Estate VIP Fund - Class 2	3,421,223	(12,319)	159,607	662,884	810,172	45,582	(473,579)	(3,415)	(110,518)	(541,930)	268,242	3,689,465
Franklin Mutual Shares VIP Fund - Class 2	5,188,306	83,438	(131,025)	925,578	877,991	89,863	(529,811)	(4,564)	(504,071)	(948,583)	(70,592)	5,117,714
Franklin Small Cap Value VIP Fund - Class 2	4,950,342	(13,463)	94,274	1,082,182	1,162,993	74,141	(454,512)	(5,844)	(451,193)	(837,408)	325,585	5,275,927
Franklin Small-Mid Cap Growth VIP Fund - Class 2	5,508,220	(69,112)	785,161	(261,457)	454,592	61,117	(457,968)	(4,886)	(158,036)	(559,773)	(105,181)	5,403,039
Franklin U.S. Government Securities VIP Fund - Class 2	5,853,411	90,300	(54,427)	(230,525)	(194,652)	107,593	(604,286)	(6,286)	1,304,051	801,072	606,420	6,459,831
Templeton Growth VIP Fund - Class 2	1,909,796	(2,357)	(88,897)	158,312	67,058	39,474	(205,564)	(1,846)	(44,513)	(212,449)	(145,391)	1,764,405
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	8,353,037	(29,741)	895,692	1,327,991	2,193,942	111,730	(1,209,435)	(6,653)	(1,240,846)	(2,345,204)	(151,262)	8,201,775
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	2,874,131	(21,681)	195,864	377,346	551,529	72,501	(382,011)	(2,661)	(224,877)	(537,048)	14,481	2,888,612
T. Rowe Price All-Cap Opportunities Portfolio	8,465,654	(106,033)	2,255,836	(677,017)	1,472,786	72,636	(744,367)	(5,039)	(484,258)	(1,161,028)	311,758	8,777,412

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price Equity Income Portfolio	$11,529,883	$37,540	$1,248,708	$1,324,453	$2,610,701	$97,333	$(1,191,759)	$(11,931)	$(764,277)	$(1,870,634)	$740,067	$12,269,950
T. Rowe Price Mid-Cap Growth Portfolio	12,894,059	(164,114)	1,675,306	139,578	1,650,770	110,591	(642,449)	(6,046)	(481,414)	(1,019,318)	631,452	13,525,511
T. Rowe Price Moderate Allocation Portfolio	11,433,027	(30,777)	1,263,095	(295,029)	937,289	107,451	(1,093,621)	(8,946)	(415,784)	(1,410,900)	(473,611)	10,959,416
T. Rowe Price International Stock Portfolio	8,879,057	(59,700)	683,505	(579,730)	44,075	123,270	(843,373)	(6,708)	(325,769)	(1,052,580)	(1,008,505)	7,870,552
Product C
Calvert VP EAFE International Index Portfolio - Class F	$208,880	$1,153	$14,125	$1,246	$16,524	$1,721	$(61,861)	$(1,223)	$476	$(60,887)	$(44,363)	$164,517
Calvert VP NASDAQ-100 Index Portfolio	598,864	(5,359)	91,855	81,580	168,076	3,814	(21,663)	(4,548)	140,182	117,785	285,861	884,725
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	228,453	(654)	25,623	4,155	29,124	5,557	(99,166)	(1,503)	7,607	(87,505)	(58,381)	170,072
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,808,813	(5,325)	253,221	333,446	581,342	35,824	(419,313)	(35,354)	(444,240)	(863,083)	(281,741)	2,527,072
Columbia VP Overseas Core Fund - Class 1	24,628	75	586	1,526	2,187	583	(156)	(116)	-	311	2,498	27,126
Columbia VP Select Mid Cap Value Fund - Class 1	120,143	(1,281)	5,913	29,985	34,617	2,291	(14,704)	(1,106)	(1,723)	(15,242)	19,375	139,518
Columbia VP Small Cap Value Fund - Class 2	1,628,734	(8,193)	94,585	338,849	425,241	17,361	(178,008)	(20,504)	(450,146)	(631,297)	(206,056)	1,422,678
Columbia VP Small Company Growth Fund - Class 2	295,014	(2,724)	72,952	(77,540)	(7,312)	-	(46,582)	(2,364)	(11,129)	(60,075)	(67,387)	227,627
DWS Global Small Cap VIP - Class A	89,246	(630)	4,181	8,154	11,705	30	(30,021)	(494)	8,450	(22,035)	(10,330)	78,916
DWS International Growth VIP - Class A	153,380	(881)	16,918	(6,826)	9,211	1,440	(37,761)	(968)	426	(36,863)	(27,652)	125,728
Federated Hermes Government Money Fund II - Service Shares	298,616	(2,836)	-	-	(2,836)	9,890	(35,454)	(2,722)	14,865	(13,421)	(16,257)	282,359

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
Federated Hermes Managed Volatility Fund II - Primary Shares	$1,229,537	$9,374	$22,374	$167,877	$199,625	$20,958	$(113,512)	$(8,173)	$(96,636)	$(197,363)	$2,262	$1,231,799
Federated Hermes Quality Bond Fund II - Primary Shares	3,613,404	52,025	35,624	(175,327)	(87,678)	52,327	(391,225)	(44,780)	556,923	173,245	85,567	3,698,971
Fidelity® VIP Contrafund® Portfolio - Service Class 2	4,344,630	(42,308)	1,054,015	5,061	1,016,768	51,091	(791,175)	(48,541)	(180,860)	(969,485)	47,283	4,391,913
Fidelity® VIP Growth Portfolio -Service Class 2	3,022,238	(29,541)	939,900	(325,633)	584,726	35,457	(458,288)	(37,213)	(212,281)	(672,325)	(87,599)	2,934,639
Fidelity® VIP High Income Portfolio - Service Class 2	1,553,946	69,761	(14,606)	(3,638)	51,517	27,125	(170,413)	(20,465)	182,364	18,611	70,128	1,624,074
Fidelity® VIP Index 500 Portfolio - Service Class 2	587,151	324	76,418	48,109	124,851	19,300	(174,068)	(4,069)	(34,305)	(193,142)	(68,291)	518,860
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,975,257	(12,552)	488,107	(46,222)	429,333	23,316	(297,759)	(20,406)	(242,382)	(537,231)	(107,898)	1,867,359
Fidelity® VIP Real Estate Portfolio - Service Class 2	1,141,142	(881)	12,288	382,740	394,147	16,326	(158,634)	(16,304)	(44,833)	(203,445)	190,702	1,331,844
Franklin Mutual Shares VIP Fund - Class 2	3,878,196	69,693	(82,385)	666,210	653,518	48,329	(465,367)	(54,384)	(322,177)	(793,599)	(140,081)	3,738,115
Franklin Small Cap Value VIP Fund - Class 2	240,997	(46)	5,462	50,388	55,804	3,118	(31,577)	(2,006)	(4,308)	(34,773)	21,031	262,028
Franklin U.S. Government Securities VIP Fund - Class 2	3,069,610	50,299	(32,649)	(108,902)	(91,252)	48,617	(367,487)	(41,163)	614,772	254,739	163,487	3,233,097
Templeton Global Bond VIP Fund - Class 2	1,291,114	(13,809)	(59,901)	(11,325)	(85,035)	21,019	(150,460)	(18,809)	326,386	178,136	93,101	1,384,215
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	131,373	(909)	14,687	11,436	25,214	782	(43,813)	(758)	119	(43,670)	(18,456)	112,917
T. Rowe Price All-Cap Opportunities Portfolio	490,290	(4,643)	122,155	(36,288)	81,224	5,140	(98,139)	(3,016)	(7,796)	(103,811)	(22,587)	467,703
T. Rowe Price Equity Income Portfolio	1,285,571	7,789	107,236	178,299	293,324	11,293	(122,204)	(9,581)	(38,255)	(158,747)	134,577	1,420,148
T. Rowe Price Moderate Allocation Portfolio	245,588	(45)	27,416	(5,129)	22,242	6,290	(23,058)	(1,547)	12,111	(6,204)	16,038	261,626

See accompanying notes.

Farm Bureau Life Annuity Account

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2021

		Operations				Contract transactions
Subaccount	Net Assets at December 31, 2020	Net investment income (loss)	Net realized gain (loss) on investments	Change in unrealized appreciation/ depreciation of investments	Net increase (decrease) in net assets from operations	Transfers of net premiums	Transfers of surrenders and death benefits	Transfers of administrative and other charges	Transfers between subaccounts, including Declared Interest Option account	Net increase (decrease) in net assets from contract transactions	Total increase (decrease) in net assets	Net Assets at December 31, 2021
T. Rowe Price International Stock Portfolio	$4,102,638	$(16,568)	$323,496	$(276,586)	$30,342	$48,777	$(474,144)	$(53,460)	$82,009	$(396,818)	$(366,476)	$3,736,162

See accompanying notes.

Farm Bureau Life Annuity Account

Notes to Financial Statements

December 31, 2022

1. Organization and Significant Accounting Policies

Organization

Farm Bureau Life Annuity Account (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was established by Farm Bureau Life Insurance Company (the Company) and exists in accordance with the rules and regulations of the Insurance Division, Department of Commerce, of the State of Iowa. The Account is a funding vehicle for nonparticipating variable annuity contracts (Product A), individual flexible premium deferred variable annuity contracts (Product B) and variable annuity contracts (Product C) issued by the Company. The Company discontinued sales of all new variable annuity contracts but continues to receive premiums from sales that occurred prior to this change.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not available to satisfy liabilities arising out of any other business the Company may conduct.

At the direction of eligible contract owners, the Account invests in the following fifty investment subaccounts which, in turn, own open-end mutual fund shares of registered investment companies (the Funds). Eligible contract owners may also allocate funds to the Declared Interest Option (DIO) account. The DIO is funded by the general account of the Company and pays interest at declared rates with a guaranteed minimum. Assets and liabilities associated with funds allocated to the DIO are excluded from the Account as these are included in the Company’s general account.

Subaccount / Fund	Product
American Century Variable Portfolios, Inc.
American Century VP Capital Appreciation Fund	A & B
American Century VP Inflation Protection Bond Fund	A & B
American Century VP Mid Cap Value Fund	A & B
American Century VP Ultra® Fund	A & B
American Century VP Value Fund	A & B
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	A & B
BNY Mellon Variable Investment Fund
BNY Mellon VIF Appreciation Portfolio - Initial Shares	A & B
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	A & B
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	A & B
Calvert Variable Products, Inc.
Calvert VP EAFE International Index Portfolio - Class F	C
Calvert VP NASDAQ-100 Index Portfolio	A, B & C
Calvert VP Russell 2000® Small Cap Index Portfolio	A & B
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	C
Calvert VP S&P MidCap 400 Index Portfolio	A & B
Calvert VP S&P MidCap 400 Index Portfolio - Class F	C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Subaccount / Fund	Product
Columbia Variable Products, Inc.
Columbia VP Overseas Core Fund - Class 1	C
Columbia VP Select Mid Cap Value Fund - Class 1	C
Columbia VP Small Cap Value Fund - Class 2	C
Columbia VP Small Company Growth Fund - Class 2	C
Deutsche DWS Variable Series I
DWS Global Small Cap VIP - Class A	C
Deutsche DWS Variable Series II
DWS International Growth VIP - Class A	C
Federated Hermes Insurance Series
Federated Hermes Government Money Fund II - Service Shares	A, B & C
Federated Hermes Managed Volatility Fund II - Primary Shares	A, B & C
Federated Hermes Quality Bond Fund II - Primary Shares	A, B & C
Fidelity® Variable Insurance Products Funds
Fidelity® VIP Contrafund® Portfolio - Initial Class	A & B
Fidelity® VIP Contrafund® Portfolio - Service Class 2	C
Fidelity® VIP Growth & Income Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Initial Class	A & B
Fidelity® VIP Growth Portfolio - Service Class 2	C
Fidelity® VIP High Income Portfolio - Service Class 2	A, B & C
Fidelity® VIP Index 500 Portfolio - Initial Class	A & B
Fidelity® VIP Index 500 Portfolio - Service Class 2	C
Fidelity® VIP Mid Cap Portfolio - Service Class 2	A, B & C
Fidelity® VIP Overseas Portfolio - Initial Class	A & B
Fidelity® VIP Real Estate Portfolio - Service Class 2	C
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2	A & B
Franklin Mutual Shares VIP Fund - Class 2	A, B & C
Franklin Small Cap Value VIP Fund - Class 2	A, B & C
Franklin Small-Mid Cap Growth VIP Fund - Class 2	A & B
Franklin U.S. Government Securities VIP Fund - Class 2	A, B & C
Templeton Global Bond VIP Fund - Class 2	C
Templeton Growth VIP Fund - Class 2	A & B
J.P. Morgan Insurance Trust
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	A & B
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	C
T. Rowe Price Equity Series, Inc.
T. Rowe Price All-Cap Opportunities Portfolio	A, B & C
T. Rowe Price Equity Income Portfolio	A, B & C
T. Rowe Price Mid-Cap Growth Portfolio	A & B
T. Rowe Price Moderate Allocation Portfolio	A, B & C
T. Rowe Price International Series, Inc.
T. Rowe Price International Stock Portfolio	A, B & C

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

Investments

Investments in shares of the Funds are stated at fair value, which is the closing net asset value per share as determined by the Funds. The first-in, first-out cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation on investments. Investment transactions are accounted for on the trade date.

The inputs used in determining the fair value of the Account’s investments are summarized in three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Account’s own assumptions in determining the fair value of the investments)

At December 31, 2022, all valuation inputs used to determine the fair value of mutual fund shares owned by the Account were classified as Level 1. There were no transfers into or out of Level 3 during the year.

Dividends and realized capital gain distributions are taken into income on an accrual basis as of the ex-dividend date and are automatically reinvested in shares of the Funds on the payable date.

Contracts in Annuitization Period

Net assets allocated to contracts in the annuitization period are computed according to the mortality table indicated in the original contract with an assumed investment return determined at the time of annuitization. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

Use of Estimates in the Preparation of Financial Statements

The preparation of the Account’s financial statements and accompanying notes in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported and disclosed. These estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed in the financial statements and accompanying notes.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

2. Expense Charges and Related Party Transactions

Paid to the Company

The Account pays the Company certain amounts relating to the distribution and administration of the contracts funded by the Account and as reimbursement for certain mortality and other risks assumed by the Company. The following summarizes those amounts.

Mortality and Expense Risk Charges : The Company deducts a daily mortality and expense risk charge from the Account at an effective annual rate of 1.25% for Products A and B and 1.00% for Product C, of the average daily net asset value of the Account. These charges are assessed in return for the Company’s assumption of risks associated with adverse mortality experience or excess administrative expenses in connection with contracts issued.

Administrative Charge: Prior to the annuity payment period, the Company will deduct an administrative charge of $45 annually on Product A contracts, $30 annually on Product B contracts and $5 monthly on Product C contracts, to reimburse it for administrative expenses related to the contract. Product C applies an additional administrative charge of 0.04% monthly on the variable accumulated value. A portion of these charges may be deducted from funds held in the fixed interest subaccount.

Transfer Charge: Transfer charges for Products A, C and B of $10, $10 and $25, respectively, may be imposed for the thirteenth and each subsequent transfer between subaccounts in any one contract year.

3. Federal Income Taxes

The operations of the Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. The Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

4. Purchases and Sales of Investment Securities

The aggregate cost of investment securities purchased and proceeds from investment securities sold by subaccount were as follows during the year ended December 31, 2022:

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Product A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	$503,804	$435,967
American Century VP Inflation Protection Bond Fund	76,904	23,507
American Century VP Mid Cap Value Fund	263,267	405,499
American Century VP Ultra® Fund	297,992	250,595
American Century VP Value Fund	500,996	1,011,372

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	175,268	266,753

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,905,741	1,119,588
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	288,354	115,849
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	582,759	274,026

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	1,387,334	1,939,711
Calvert VP Russell 2000® Small Cap Index Portfolio	805,823	517,630
Calvert VP S&P MidCap 400 Index Portfolio	769,653	427,615

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	557,830	649,886
Federated Hermes Managed Volatility Fund II - Primary Shares	8,050,988	3,147,466
Federated Hermes Quality Bond Fund II - Primary Shares	1,043,658	1,575,485

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	2,008,279	4,456,769
Fidelity® VIP Growth & Income Portfolio - Initial Class	367,929	382,840
Fidelity® VIP Growth Portfolio - Initial Class	1,334,072	1,922,540
Fidelity® VIP High Income Portfolio - Service Class 2	433,656	695,137
Fidelity® VIP Index 500 Portfolio - Initial Class	717,768	1,373,624
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,207,849	1,448,626
Fidelity® VIP Overseas Portfolio - Initial Class	237,870	402,934

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	$338,570	$326,486
Franklin Mutual Shares VIP Fund - Class 2	739,937	592,388
Franklin Small Cap Value VIP Fund - Class 2	1,146,640	444,940
Franklin Small-Mid Cap Growth VIP Fund - Class 2	1,292,882	500,281
Franklin U.S. Government Securities VIP Fund - Class 2	210,221	826,619
Templeton Growth VIP Fund - Class 2	97,866	99,000

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	1,109,363	1,071,607
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	743,421	386,124

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	444,304	896,894
T. Rowe Price Equity Income Portfolio	944,298	1,722,350
T. Rowe Price Mid-Cap Growth Portfolio	440,502	1,003,493
T. Rowe Price Moderate Allocation Portfolio	460,174	1,050,497

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	996,292	883,959

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	$6,015	$19,473
Calvert VP NASDAQ-100 Index Portfolio	138,750	218,680
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	33,656	20,931
Calvert VP S&P MidCap 400 Index Portfolio - Class F	306,936	367,100

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	2,443	276
Columbia VP Select Mid Cap Value Fund - Class 1	1,672	49,837
Columbia VP Small Cap Value Fund - Class 2	524,981	222,004
Columbia VP Small Company Growth Fund - Class 2	62,457	26,016

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	11,884	6,537

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	4,667	3,706

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	166,819	103,308
Federated Hermes Managed Volatility Fund II - Primary Shares	311,515	92,799
Federated Hermes Quality Bond Fund II - Primary Shares	198,894	581,939

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Cost of	Proceeds
Subaccount	Purchases	from Sales

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	$415,735	$435,113
Fidelity® VIP Growth Portfolio - Service Class 2	347,187	337,161
Fidelity® VIP High Income Portfolio - Service Class 2	91,013	292,521
Fidelity® VIP Index 500 Portfolio - Service Class 2	216,142	274,408
Fidelity® VIP Mid Cap Portfolio - Service Class 2	146,797	287,627
Fidelity® VIP Real Estate Portfolio - Service Class 2	118,563	197,227

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	496,455	731,471
Franklin Small Cap Value VIP Fund - Class 2	45,992	19,253
Franklin U.S. Government Securities VIP Fund - Class 2	126,344	556,723
Templeton Global Bond VIP Fund - Class 2	34,998	277,422

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	16,875	39,208

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	14,516	235,002
T. Rowe Price Equity Income Portfolio	159,382	261,963
T. Rowe Price Moderate Allocation Portfolio	19,398	71,566

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	478,838	514,554

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

5. Summary of Changes from Unit Transactions

Transactions in units of each subaccount were as follows for the periods ended December 31, 2022 and 2021:

	Period Ended December 31,
	2022			2021
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Product A & B:
American Century Variable Portfolios, Inc.:
American Century VP Capital Appreciation Fund	3,945	10,809	(6,864)	1,329	16,377	(15,048)
American Century VP Inflation Protection Bond Fund	4,197	1,418	2,779	892	6,126	(5,234)
American Century VP Mid Cap Value Fund	1,433	10,779	(9,346)	4,210	4,459	(249)
American Century VP Ultra® Fund	1,119	4,635	(3,516)	2,627	10,980	(8,353)
American Century VP Value Fund	4,074	34,943	(30,869)	5,171	43,042	(37,871)

BNY Mellon Sustainable U.S. Equity Portfolio, Inc.:
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares	4,003	8,544	(4,541)	5,665	4,378	1,287

BNY Mellon Variable Investment Fund:
BNY Mellon VIF Appreciation Portfolio - Initial Shares	1,283	27,534	(26,251)	5,305	27,007	(21,702)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares	549	2,753	(2,204)	3,851	4,205	(354)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares	2,557	8,891	(6,334)	4,585	17,094	(12,509)

Calvert Variable Products, Inc.:
Calvert VP NASDAQ-100 Index Portfolio	9,393	20,400	(11,007)	6,401	23,729	(17,328)
Calvert VP Russell 2000® Small Cap Index Portfolio	4,974	11,039	(6,065)	9,674	23,850	(14,176)
Calvert VP S&P MidCap 400 Index Portfolio	1,534	6,763	(5,229)	2,848	17,386	(14,538)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	60,033	70,004	(9,971)	74,287	98,313	(24,026)
Federated Hermes Managed Volatility Fund II - Primary Shares	12,712	164,801	(152,089)	27,462	228,233	(200,771)
Federated Hermes Quality Bond Fund II - Primary Shares	32,448	122,281	(89,833)	151,521	179,673	(28,152)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Initial Class	10,826	84,906	(74,080)	26,923	97,975	(71,052)
Fidelity® VIP Growth & Income Portfolio - Initial Class	7,209	11,214	(4,005)	4,368	20,787	(16,419)
Fidelity® VIP Growth Portfolio - Initial Class	3,908	43,548	(39,640)	1,838	47,523	(45,685)
Fidelity® VIP High Income Portfolio - Service Class 2	5,496	24,661	(19,165)	34,258	33,771	487
Fidelity® VIP Index 500 Portfolio - Initial Class	11,268	35,473	(24,205)	25,576	74,474	(48,898)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	7,479	24,353	(16,874)	5,956	35,931	(29,975)
Fidelity® VIP Overseas Portfolio - Initial Class	9,059	18,562	(9,503)	11,201	25,634	(14,433)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2022			2021
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Franklin Templeton Variable Insurance Products Trust:
Franklin Global Real Estate VIP Fund - Class 2	3,349	14,169	(10,820)	6,713	30,370	(23,657)
Franklin Mutual Shares VIP Fund - Class 2	6,210	20,874	(14,664)	5,957	40,783	(34,826)
Franklin Small Cap Value VIP Fund - Class 2	4,493	8,077	(3,584)	2,425	17,879	(15,454)
Franklin Small-Mid Cap Growth VIP Fund - Class 2	7,427	11,732	(4,305)	3,302	14,122	(10,820)
Franklin U.S. Government Securities VIP Fund - Class 2	7,024	58,397	(51,373)	110,623	55,633	54,990
Templeton Growth VIP Fund - Class 2	5,128	4,330	798	2,923	12,641	(9,718)

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1	689	16,816	(16,127)	1,997	41,918	(39,921)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1	5,139	8,389	(3,250)	1,212	12,135	(10,923)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	2,497	16,950	(14,453)	5,483	28,386	(22,903)
T. Rowe Price Equity Income Portfolio	6,428	44,927	(38,499)	10,695	65,650	(54,955)
T. Rowe Price Mid-Cap Growth Portfolio	2,257	12,528	(10,271)	3,346	15,730	(12,384)
T. Rowe Price Moderate Allocation Portfolio	6,015	31,164	(25,149)	5,277	46,327	(41,050)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	47,370	48,850	(1,480)	11,583	62,487	(50,904)

Product C:
Calvert Variable Products, Inc.:
Calvert VP EAFE International Index Portfolio - Class F	120	1,683	(1,563)	178	5,106	(4,928)
Calvert VP NASDAQ-100 Index Portfolio	1,500	3,097	(1,597)	2,635	1,055	1,580
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F	671	711	(40)	998	3,776	(2,778)
Calvert VP S&P MidCap 400 Index Portfolio - Class F	2,570	11,695	(9,125)	2,902	30,148	(27,246)

Columbia Variable Products, Inc.:
Columbia VP Overseas Core Fund - Class 1	48	8	40	42	19	23
Columbia VP Select Mid Cap Value Fund - Class 1	66	1,887	(1,821)	66	684	(618)
Columbia VP Small Cap Value Fund - Class 2	1,855	7,589	(5,734)	2,359	23,836	(21,477)
Columbia VP Small Company Growth Fund - Class 2	-	813	(813)	1	1,320	(1,319)

Deutsche DWS Variable Series I:
DWS Global Small Cap VIP - Class A	8	373	(365)	447	1,581	(1,134)

Deutsche DWS Variable Series II:
DWS International Growth VIP - Class A	143	206	(63)	112	2,184	(2,072)

Federated Hermes Insurance Series:
Federated Hermes Government Money Fund II - Service Shares	17,533	10,778	6,755	2,742	4,170	(1,428)
Federated Hermes Managed Volatility Fund II - Primary Shares	2,300	4,807	(2,507)	1,464	11,992	(10,528)
Federated Hermes Quality Bond Fund II - Primary Shares	5,684	47,066	(41,382)	46,733	33,333	13,400

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	Period Ended December 31,
	2022			2021
			Net			Net
			Increase			Increase
Subaccount	Purchased	Redeemed	(Decrease)	Purchased	Redeemed	(Decrease)

Fidelity® Variable Insurance Products Funds:
Fidelity® VIP Contrafund® Portfolio - Service Class 2	7,909	13,263	(5,354)	5,425	33,562	(28,137)
Fidelity® VIP Growth Portfolio - Service Class 2	4,198	8,118	(3,920)	2,544	18,069	(15,525)
Fidelity® VIP High Income Portfolio - Service Class 2	1,710	16,549	(14,839)	11,180	10,136	1,044
Fidelity® VIP Index 500 Portfolio - Service Class 2	5,481	7,387	(1,906)	1,092	6,592	(5,500)
Fidelity® VIP Mid Cap Portfolio - Service Class 2	1,707	11,049	(9,342)	2,891	22,423	(19,532)
Fidelity® VIP Real Estate Portfolio - Service Class 2	4,188	9,095	(4,907)	2,313	11,788	(9,475)

Franklin Templeton Variable Insurance Products Trust:
Franklin Mutual Shares VIP Fund - Class 2	5,452	35,801	(30,349)	4,590	44,426	(39,836)
Franklin Small Cap Value VIP Fund - Class 2	97	665	(568)	91	1,413	(1,322)
Franklin U.S. Government Securities VIP Fund - Class 2	5,697	47,252	(41,555)	54,968	34,473	20,495
Templeton Global Bond VIP Fund - Class 2	2,774	20,232	(17,458)	23,699	11,387	12,312

J.P. Morgan Insurance Trust:
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2	11	1,314	(1,303)	20	1,313	(1,293)

T. Rowe Price Equity Series, Inc.:
T. Rowe Price All-Cap Opportunities Portfolio	136	4,778	(4,642)	79	2,015	(1,936)
T. Rowe Price Equity Income Portfolio	2,945	9,843	(6,898)	2,740	9,455	(6,715)
T. Rowe Price Moderate Allocation Portfolio	623	3,495	(2,872)	839	1,077	(238)

T. Rowe Price International Series, Inc.:
T. Rowe Price International Stock Portfolio	27,319	34,688	(7,369)	11,186	33,943	(22,757)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

6. Unit Values

The following summarizes units outstanding, unit values, and net assets at December 31, 2022, 2021, 2020, 2019 and 2018, and investment income ratios, expense ratios, and total return ratios for the periods then ended:

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Product A and B:
American Century VP Capital Appreciation Fund:
2022	58,472	$37.23	$2,177,021	-%	1.25%	(29.00)%
2021	65,336	52.44	3,426,069	-	1.25	9.80
2020	80,384	47.76	3,839,537	-	1.25	40.68
2019	92,932	33.95	3,154,944	-	1.25	33.93
2018	104,099	25.35	2,639,343	-	1.25	(6.39)
American Century VP Inflation Protection Bond Fund:
2022	18,046	13.90	250,836	5.50	1.25	(13.93)
2021	15,267	16.15	246,621	3.07	1.25	5.28
2020	20,501	15.34	314,493	1.61	1.25	8.41
2019	20,313	14.15	287,337	2.59	1.25	7.85
2018	19,426	13.12	254,886	3.02	1.25	(3.81)
American Century VP Mid Cap Value Fund:
2022	38,853	35.52	1,380,016	2.21	1.25	(2.42)
2021	48,199	36.40	1,754,265	1.16	1.25	21.70
2020	48,448	29.91	1,449,105	1.83	1.25	(0.03)
2019	53,336	29.92	1,595,981	2.05	1.25	27.54
2018	52,544	23.46	1,232,569	1.41	1.25	(13.91)
American Century VP Ultra® Fund:
2022	45,705	42.36	1,936,232	-	1.25	(33.22)
2021	49,221	63.43	3,121,980	-	1.25	21.65
2020	57,574	52.14	3,002,115	-	1.25	48.00
2019	63,818	35.23	2,248,442	-	1.25	32.89
2018	70,548	26.51	1,869,882	0.26	1.25	(0.49)
American Century VP Value Fund:
2022	123,416	28.08	3,465,535	2.03	1.25	(0.71)
2021	154,285	28.28	4,362,753	1.72	1.25	23.01
2020	192,156	22.99	4,418,523	2.36	1.25	(0.30)
2019	203,070	23.06	4,682,235	2.12	1.25	25.46
2018	210,511	18.38	3,868,504	1.65	1.25	(10.25)
BNY Mellon Sustainable U.S. Equity Portfolio - Service Shares:
2022	18,761	30.15	565,662	0.31	1.25	(24.02)
2021	23,302	39.68	924,592	0.60	1.25	25.13
2020	22,015	31.71	698,137	0.98	1.25	22.29
2019	27,826	25.93	721,388	1.35	1.25	32.36
2018	37,066	19.59	725,995	1.54	1.25	(5.82)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

BNY Mellon VIF Appreciation Portfolio - Initial Shares:
2022	133,717	$38.53	$5,152,103	0.65%	1.25%	(19.07)%
2021	159,968	47.61	7,616,347	0.44	1.25	25.55
2020	181,670	37.92	6,888,708	0.79	1.25	22.16
2019	233,725	31.04	7,254,862	1.17	1.25	34.43
2018	252,877	23.09	5,839,312	1.24	1.25	(8.01)
BNY Mellon VIF Growth & Income Portfolio - Initial Shares:
2022	32,211	37.18	1,197,572	0.79	1.25	(15.86)
2021	34,415	44.19	1,520,849	0.48	1.25	24.09
2020	34,769	35.61	1,238,291	0.77	1.25	23.09
2019	42,586	28.93	1,232,176	1.07	1.25	27.50
2018	44,782	22.69	1,015,985	0.80	1.25	(5.85)
BNY Mellon VIF Opportunistic Small Cap Portfolio - Initial Shares:
2022	87,705	26.60	2,332,912	-	1.25	(17.65)
2021	94,039	32.30	3,037,462	0.11	1.25	15.03
2020	106,548	28.08	2,991,997	0.67	1.25	18.38
2019	119,962	23.72	2,844,953	-	1.25	20.28
2018	120,486	19.72	2,375,614	-	1.25	(20.10)
Calvert VP NASDAQ-100 Index Portfolio:
2022	125,052	77.36	9,673,645	0.18	1.25	(33.47)
2021	136,059	116.28	15,821,332	0.27	1.25	25.30
2020	153,387	92.80	14,233,906	0.47	1.25	46.40
2019	168,594	63.39	10,686,990	0.52	1.25	37.06
2018	168,080	46.25	7,772,881	0.55	1.25	(1.70)
Calvert VP Russell 2000® Small Cap Index Portfolio:
2022	120,507	40.33	4,860,041	0.82	1.25	(21.49)
2021	126,572	51.37	6,502,424	0.74	1.25	13.10
2020	140,748	45.42	6,392,427	1.07	1.25	18.16
2019	164,724	38.44	6,331,320	0.90	1.25	23.56
2018	178,356	31.11	5,549,229	1.07	1.25	(12.34)
Calvert VP S&P MidCap 400 Index Portfolio:
2022	106,723	53.91	5,752,954	0.94	1.25	(14.40)
2021	111,952	62.98	7,050,226	0.81	1.25	22.89
2020	126,490	51.25	6,482,579	1.22	1.25	11.92
2019	154,753	45.79	7,086,307	1.15	1.25	24.29
2018	166,573	36.84	6,137,224	1.14	1.25	(12.45)
Federated Hermes Government Money Fund II - Service Shares:
2022	186,121	9.08	1,689,076	1.15	1.25	-
2021	196,092	9.08	1,781,132	-	1.25	(1.30)
2020	220,118	9.20	2,024,321	0.12	1.25	(0.97)
2019	97,334	9.29	904,510	1.62	1.25	0.32
2018	87,934	9.26	813,999	1.23	1.25	-

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Federated Hermes Managed Volatility Fund II - Primary Shares:
2022	1,683,033	$16.63	$27,991,477	1.91%	1.25%	(14.81)%
2021	1,835,122	19.52	35,830,299	1.81	1.25	17.03
2020	2,035,893	16.68	33,960,432	2.61	1.25	(0.30)
2019	2,244,622	16.73	37,561,634	2.08	1.25	18.74
2018	2,451,920	14.09	34,553,067	2.24	1.25	(9.62)
Federated Hermes Quality Bond Fund II - Primary Shares:
2022	1,404,710	11.16	15,677,400	2.60	1.25	(10.43)
2021	1,494,543	12.46	18,614,821	2.46	1.25	(2.58)
2020	1,522,695	12.79	19,474,319	2.83	1.25	6.76
2019	1,716,925	11.98	20,563,975	2.97	1.25	8.12
2018	1,862,200	11.08	20,633,901	3.07	1.25	(1.86)
Fidelity® VIP Contrafund® Portfolio - Initial Class:
2022	571,173	44.76	25,566,898	0.49	1.25	(27.22)
2021	645,253	61.50	39,685,977	0.06	1.25	26.26
2020	716,305	48.71	34,893,768	0.25	1.25	28.93
2019	830,533	37.78	31,374,926	0.46	1.25	29.96
2018	904,139	29.07	26,281,457	0.69	1.25	(7.54)
Fidelity® VIP Growth & Income Portfolio - Initial Class:
2022	134,929	30.93	4,173,841	1.67	1.25	(6.13)
2021	138,934	32.95	4,577,932	2.35	1.25	24.39
2020	155,353	26.49	4,115,011	2.08	1.25	6.51
2019	169,017	24.87	4,203,210	3.58	1.25	28.46
2018	186,716	19.36	3,614,865	0.35	1.25	(10.12)
Fidelity® VIP Growth Portfolio - Initial Class:
2022	355,419	36.62	13,015,832	0.63	1.25	(25.39)
2021	395,059	49.08	19,390,261	-	1.25	21.70
2020	440,744	40.33	17,776,107	0.08	1.25	42.11
2019	496,359	28.38	14,086,716	0.26	1.25	32.68
2018	536,747	21.39	11,482,584	0.24	1.25	(1.43)
Fidelity® VIP High Income Portfolio - Service Class 2:
2022	225,706	24.83	5,604,985	4.96	1.25	(12.79)
2021	244,871	28.47	6,970,543	5.23	1.25	3.00
2020	244,384	27.64	6,753,851	4.82	1.25	1.17
2019	269,734	27.32	7,369,284	5.04	1.25	13.36
2018	291,651	24.10	7,029,337	5.51	1.25	(4.82)
Fidelity® VIP Index 500 Portfolio - Initial Class:
2022	452,674	32.70	14,804,437	1.45	1.25	(19.24)
2021	476,879	40.49	19,306,994	1.25	1.25	27.01
2020	525,777	31.88	16,762,415	1.72	1.25	16.78
2019	583,259	27.30	15,923,617	1.95	1.25	29.75
2018	631,878	21.04	13,297,098	1.85	1.25	(5.69)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	197,921	$54.16	$10,719,621	0.26%	1.25%	(16.02)%
2021	214,795	64.49	13,851,987	0.35	1.25	23.76
2020	244,770	52.11	12,754,531	0.40	1.25	16.42
2019	277,482	44.76	12,420,929	0.66	1.25	21.66
2018	303,153	36.79	11,154,441	0.39	1.25	(15.85)
Fidelity® VIP Overseas Portfolio - Initial Class:
2022	171,472	18.92	3,244,656	1.06	1.25	(25.42)
2021	180,975	25.37	4,591,427	0.51	1.25	18.22
2020	195,408	21.46	4,193,468	0.44	1.25	14.21
2019	210,397	18.79	3,954,285	1.64	1.25	26.19
2018	242,569	14.89	3,612,674	1.54	1.25	(15.88)
Franklin Global Real Estate VIP Fund - Class 2:
2022	135,910	18.36	2,495,639	2.38	1.25	(26.97)
2021	146,730	25.14	3,689,465	0.90	1.25	25.20
2020	170,387	20.08	3,421,223	3.25	1.25	(6.56)
2019	190,982	21.49	4,103,907	2.64	1.25	20.87
2018	206,607	17.78	3,673,031	2.64	1.25	(7.92)
Franklin Mutual Shares VIP Fund - Class 2:
2022	165,578	25.96	4,298,335	1.80	1.25	(8.56)
2021	180,242	28.39	5,117,714	2.82	1.25	17.70
2020	215,068	24.12	5,188,306	2.82	1.25	(6.22)
2019	222,391	25.72	5,720,777	1.86	1.25	21.04
2018	225,820	21.25	4,798,303	2.38	1.25	(10.19)
Franklin Small Cap Value VIP Fund - Class 2:
2022	91,933	49.06	4,510,584	0.98	1.25	(11.19)
2021	95,517	55.24	5,275,927	0.99	1.25	23.83
2020	110,971	44.61	4,950,342	1.55	1.25	3.89
2019	123,757	42.94	5,314,155	1.06	1.25	24.79
2018	128,014	34.41	4,404,842	0.89	1.25	(13.95)
Franklin Small-Mid Cap Growth VIP Fund - Class 2:
2022	96,164	35.22	3,386,880	-	1.25	(34.51)
2021	100,469	53.78	5,403,039	-	1.25	8.67
2020	111,289	49.49	5,508,220	-	1.25	53.17
2019	127,495	32.31	4,119,663	-	1.25	29.81
2018	141,032	24.89	3,510,279	-	1.25	(6.53)
Franklin U.S. Government Securities VIP Fund - Class 2:
2022	401,549	12.71	5,104,894	2.35	1.25	(10.87)
2021	452,922	14.26	6,459,831	2.65	1.25	(3.06)
2020	397,932	14.71	5,853,411	3.28	1.25	2.58
2019	517,208	14.34	7,419,005	2.89	1.25	3.91
2018	545,128	13.80	7,523,699	2.82	1.25	(0.93)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Templeton Growth VIP Fund - Class 2:
2022	81,032	$19.22	$1,557,522	0.16%	1.25%	(12.60)%
2021	80,234	21.99	1,764,405	1.11	1.25	3.58
2020	89,952	21.23	1,909,796	2.96	1.25	4.48
2019	102,919	20.32	2,091,205	2.75	1.25	13.77
2018	107,908	17.86	1,927,774	2.02	1.25	(15.95)
J.P. Morgan Ins. Trust Mid Cap Value Portfolio - Class 1:
2022	114,129	57.12	6,518,670	0.95	1.25	(9.29)
2021	130,256	62.97	8,201,775	0.89	1.25	28.30
2020	170,177	49.08	8,353,037	1.51	1.25	(0.89)
2019	184,296	49.52	9,125,698	1.61	1.25	25.21
2018	195,392	39.55	7,727,618	0.98	1.25	(12.94)
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 1:
2022	53,385	40.63	2,168,845	0.45	1.25	(20.33)
2021	56,635	51.00	2,888,612	0.53	1.25	19.89
2020	67,558	42.54	2,874,131	0.99	1.25	12.27
2019	79,167	37.89	2,999,689	0.41	1.25	23.06
2018	87,124	30.79	2,682,905	0.38	1.25	(13.05)
T. Rowe Price All-Cap Opportunities Portfolio:
2022	137,537	44.77	6,157,374	-	1.25	(22.48)
2021	151,990	57.75	8,777,412	-	1.25	19.32
2020	174,893	48.40	8,465,654	-	1.25	42.56
2019	189,256	33.95	6,424,717	0.41	1.25	33.29
2018	200,084	25.47	5,096,623	0.16	1.25	(0.12)
T. Rowe Price Equity Income Portfolio:
2022	294,120	35.22	10,357,945	1.84	1.25	(4.53)
2021	332,619	36.89	12,269,950	1.55	1.25	24.00
2020	387,574	29.75	11,529,883	2.32	1.25	(0.07)
2019	443,984	29.77	13,217,133	2.30	1.25	24.82
2018	493,560	23.85	11,769,199	2.00	1.25	(10.61)
T. Rowe Price Mid-Cap Growth Portfolio:
2022	141,926	67.95	9,644,288	-	1.25	(23.54)
2021	152,197	88.87	13,525,511	-	1.25	13.44
2020	164,581	78.34	12,894,059	-	1.25	22.27
2019	178,285	64.07	11,423,422	0.14	1.25	29.67
2018	191,263	49.41	9,450,506	-	1.25	(3.25)
T. Rowe Price Moderate Allocation Portfolio:
2022	281,145	28.87	8,115,868	1.54	1.25	(19.31)
2021	306,294	35.78	10,959,416	0.97	1.25	8.72
2020	347,344	32.91	11,433,027	1.37	1.25	13.09
2019	382,247	29.10	11,122,328	1.95	1.25	18.34
2018	412,426	24.59	10,141,805	1.79	1.25	(6.25)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price International Stock Portfolio:
2022	393,313	$16.58	$6,519,651	0.77%	1.25%	(16.85)%
2021	394,793	19.94	7,870,552	0.55	1.25	0.10
2020	445,697	19.92	8,879,057	0.55	1.25	13.05
2019	508,249	17.62	8,957,727	2.48	1.25	26.13
2018	492,201	13.97	6,873,952	1.30	1.25	(15.23)

Product C:
Calvert VP EAFE International Index Portfolio - Class F:
2022	11,039	$11.02	$121,651	3.47%	1.00%	(15.62)%
2021	12,602	13.06	164,517	1.66	1.00	9.56
2020	17,530	11.92	208,880	3.44	1.00	6.52
2019	17,520	11.19	196,036	2.61	1.00	19.81
2018	18,182	9.34	169,813	3.21	1.00	(14.63)
Calvert VP NASDAQ-100 Index Portfolio:
2022	8,957	55.90	500,715	0.16	1.00	(33.32)
2021	10,554	83.83	884,725	0.27	1.00	25.63
2020	8,974	66.73	598,864	0.51	1.00	46.76
2019	8,046	45.47	365,871	0.52	1.00	37.41
2018	8,603	33.09	284,692	0.56	1.00	(1.46)
Calvert VP Russell 2000® Small Cap Index Portfolio - Class F:
2022	5,299	25.02	132,575	0.80	1.00	(21.44)
2021	5,339	31.85	170,072	0.68	1.00	13.18
2020	8,117	28.14	228,453	0.97	1.00	18.19
2019	12,079	23.81	287,568	0.90	1.00	23.62
2018	13,210	19.26	254,483	1.09	1.00	(12.37)
Calvert VP S&P MidCap 400 Index Portfolio - Class F:
2022	65,206	29.11	1,898,424	0.90	1.00	(14.38)
2021	74,331	34.00	2,527,072	0.80	1.00	22.97
2020	101,577	27.65	2,808,813	1.18	1.00	11.99
2019	124,314	24.69	3,069,939	1.15	1.00	24.32
2018	134,306	19.86	2,667,809	1.12	1.00	(12.47)
Columbia VP Overseas Core Fund - Class 1:
2022	2,024	11.55	23,380	0.81	1.00	(15.51)
2021	1,984	13.67	27,126	1.27	1.00	8.84
2020	1,961	12.56	24,628	1.53	1.00	8.00
2019	3,792	11.63	44,088	2.16	1.00	24.25
2018	5,061	9.36	47,356	2.78	1.00	(17.46)
Columbia VP Select Mid Cap Value Fund - Class 1:
2022	2,991	26.00	77,745	-	1.00	(10.31)
2021	4,812	28.99	139,518	-	1.00	31.06
2020	5,430	22.12	120,143	-	1.00	6.40
2019	7,858	20.79	163,394	-	1.00	30.34
2018	10,432	15.95	166,432	-	1.00	(14.20)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Columbia VP Small Cap Value Fund - Class 2:
2022	40,954	$27.46	$1,124,751	0.49%	1.00%	(9.88)%
2021	46,688	30.47	1,422,678	0.47	1.00	27.54
2020	68,165	23.89	1,628,734	0.37	1.00	7.52
2019	71,672	22.22	1,592,830	0.28	1.00	19.78
2018	73,218	18.55	1,358,372	0.17	1.00	(19.00)
Columbia VP Small Company Growth Fund - Class 2:
2022	4,615	26.59	122,717	-	1.00	(36.60)
2021	5,428	41.94	227,627	-	1.00	(4.07)
2020	6,747	43.72	295,014	-	1.00	68.93
2019	4,233	25.88	109,539	-	1.00	38.99
2018	4,550	18.62	84,700	-	1.00	(2.97)
DWS Global Small Cap VIP - Class A:
2022	3,586	15.02	53,858	0.57	1.00	(24.79)
2021	3,951	19.97	78,916	0.35	1.00	13.79
2020	5,085	17.55	89,246	0.80	1.00	16.23
2019	6,118	15.10	92,407	-	1.00	20.03
2018	7,926	12.58	99,676	0.27	1.00	(21.28)
DWS International Growth VIP - Class A:
2022	6,713	13.13	88,170	1.05	1.00	(29.26)
2021	6,776	18.56	125,728	0.34	1.00	7.04
2020	8,848	17.34	153,380	1.28	1.00	21.51
2019	11,985	14.27	171,041	1.32	1.00	29.96
2018	14,023	10.98	154,026	0.91	1.00	(17.57)
Federated Hermes Government Money Fund II - Service Shares:
2022	37,045	9.34	345,870	1.22	1.00	0.21
2021	30,290	9.32	282,359	-	1.00	(0.96)
2020	31,718	9.41	298,616	0.22	1.00	(0.84)
2019	35,316	9.49	335,143	1.63	1.00	0.64
2018	37,344	9.43	352,147	1.23	1.00	0.21
Federated Hermes Managed Volatility Fund II - Primary Shares:
2022	58,973	17.11	1,008,967	1.85	1.00	(14.62)
2021	61,480	20.04	1,231,799	1.74	1.00	17.40
2020	72,008	17.07	1,229,537	2.61	1.00	(0.12)
2019	83,358	17.09	1,424,345	2.04	1.00	19.09
2018	93,001	14.35	1,334,935	2.61	1.00	(9.41)
Federated Hermes Quality Bond Fund II - Primary Shares:
2022	248,017	11.48	2,847,571	2.68	1.00	(10.17)
2021	289,399	12.78	3,698,971	2.39	1.00	(2.37)
2020	275,999	13.09	3,613,404	2.91	1.00	7.03
2019	335,312	12.23	4,100,986	2.99	1.00	8.33
2018	371,614	11.29	4,194,278	3.09	1.00	(1.57)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Fidelity® VIP Contrafund® Portfolio - Service Class 2:
2022	107,693	$28.28	$3,045,259	0.26%	1.00%	(27.21)%
2021	113,047	38.85	4,391,913	0.03	1.00	26.26
2020	141,184	30.77	4,344,630	0.09	1.00	28.91
2019	200,052	23.87	4,774,384	0.21	1.00	30.01
2018	224,171	18.36	4,116,001	0.42	1.00	(7.55)
Fidelity® VIP Growth Portfolio - Service Class 2:
2022	57,395	35.71	2,049,574	0.36	1.00	(25.39)
2021	61,315	47.86	2,934,639	-	1.00	21.69
2020	76,840	39.33	3,022,238	0.05	1.00	42.14
2019	121,324	27.67	3,357,448	0.06	1.00	32.65
2018	141,312	20.86	2,947,933	0.04	1.00	(1.42)
Fidelity® VIP High Income Portfolio - Service Class 2:
2022	72,072	16.34	1,177,803	4.73	1.00	(12.57)
2021	86,911	18.69	1,624,074	5.31	1.00	3.26
2020	85,867	18.10	1,553,946	4.81	1.00	1.40
2019	99,884	17.85	1,782,539	4.97	1.00	13.69
2018	111,035	15.70	1,743,768	5.46	1.00	(4.62)
Fidelity® VIP Index 500 Portfolio - Service Class 2:
2022	10,680	33.30	355,652	1.14	1.00	(19.23)
2021	12,586	41.23	518,860	1.06	1.00	27.02
2020	18,086	32.46	587,151	1.32	1.00	16.76
2019	28,512	27.80	792,639	1.72	1.00	29.72
2018	29,153	21.43	624,750	1.53	1.00	(5.68)
Fidelity® VIP Mid Cap Portfolio - Service Class 2:
2022	53,188	25.14	1,337,288	0.25	1.00	(15.81)
2021	62,530	29.86	1,867,359	0.34	1.00	24.05
2020	82,062	24.07	1,975,257	0.39	1.00	16.67
2019	99,130	20.63	2,044,668	0.67	1.00	22.00
2018	105,197	16.91	1,779,159	0.40	1.00	(15.66)
Fidelity® VIP Real Estate Portfolio - Service Class 2:
2022	48,873	17.73	866,474	1.09	1.00	(28.39)
2021	53,780	24.76	1,331,844	0.92	1.00	37.25
2020	63,255	18.04	1,141,142	1.89	1.00	(7.72)
2019	68,070	19.55	1,330,674	1.44	1.00	21.73
2018	79,153	16.06	1,271,024	2.57	1.00	(7.38)
Franklin Mutual Shares VIP Fund - Class 2:
2022	147,402	19.27	2,841,149	1.79	1.00	(8.37)
2021	177,751	21.03	3,738,115	2.81	1.00	18.01
2020	217,587	17.82	3,878,196	2.86	1.00	(6.01)
2019	221,938	18.96	4,207,647	1.80	1.00	21.38
2018	244,464	15.62	3,818,907	2.37	1.00	(9.97)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

Franklin Small Cap Value VIP Fund - Class 2:
2022	8,766	$25.00	$219,122	0.97%	1.00%	(10.94)%
2021	9,334	28.07	262,028	0.98	1.00	24.09
2020	10,656	22.62	240,997	1.67	1.00	4.14
2019	15,819	21.72	343,526	1.09	1.00	25.12
2018	16,852	17.36	292,518	0.89	1.00	(13.76)
Franklin U.S. Government Securities VIP Fund - Class 2:
2022	224,133	10.87	2,437,111	2.35	1.00	(10.68)
2021	265,688	12.17	3,233,097	2.54	1.00	(2.80)
2020	245,193	12.52	3,069,610	3.23	1.00	2.79
2019	300,859	12.18	3,663,892	2.94	1.00	4.19
2018	318,934	11.69	3,727,860	2.74	1.00	(0.68)
Templeton Global Bond VIP Fund - Class 2:
2022	82,964	12.97	1,076,224	-	1.00	(5.88)
2021	100,422	13.78	1,384,215	-	1.00	(5.94)
2020	88,110	14.65	1,291,114	8.61	1.00	(6.27)
2019	101,299	15.63	1,582,862	7.13	1.00	1.03
2018	106,711	15.47	1,650,864	-	1.00	0.91
J.P. Morgan Ins. Trust Small Cap Core Portfolio - Class 2:
2022	1,973	27.45	54,171	0.08	1.00	(20.34)
2021	3,276	34.46	112,917	0.27	1.00	19.86
2020	4,569	28.75	131,373	0.69	1.00	12.22
2019	5,070	25.62	129,915	0.18	1.00	23.00
2018	5,846	20.83	121,759	0.07	1.00	(13.06)
T. Rowe Price All-Cap Opportunities Portfolio:
2022	2,987	47.64	142,294	-	1.00	(22.28)
2021	7,629	61.30	467,703	-	1.00	19.61
2020	9,565	51.25	490,290	-	1.00	42.92
2019	9,950	35.86	356,808	0.39	1.00	33.61
2018	11,975	26.84	321,411	0.15	1.00	0.15
T. Rowe Price Equity Income Portfolio:
2022	46,700	25.36	1,184,211	1.84	1.00	(4.30)
2021	53,598	26.50	1,420,148	1.56	1.00	24.35
2020	60,313	21.31	1,285,571	2.27	1.00	0.14
2019	76,111	21.28	1,619,404	2.32	1.00	25.18
2018	83,388	17.00	1,417,673	2.01	1.00	(10.43)
T. Rowe Price Moderate Allocation Portfolio:
2022	7,515	20.37	153,104	1.43	1.00	(19.13)
2021	10,387	25.19	261,626	0.98	1.00	9.00
2020	10,625	23.11	245,588	1.37	1.00	13.40
2019	13,033	20.38	265,652	1.89	1.00	18.63
2018	18,045	17.18	310,079	1.75	1.00	(6.02)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

	As of December 31			Investment
		Unit		Income	Expense	Total
Subaccount	Units	Value (A)	Net Assets	Ratio (B)	Ratio (C)	Return (D)

T. Rowe Price International Stock Portfolio:
2022	216,641	$13.90	$3,011,775	0.76%	1.00%	(16.67)%
2021	224,010	16.68	3,736,162	0.58	1.00	0.36
2020	246,767	16.62	4,102,638	0.53	1.00	13.29
2019	312,076	14.67	4,578,800	2.32	1.00	26.47
2018	344,211	11.60	3,991,975	1.33	1.00	(15.02)

Farm Bureau Life Annuity Account

Notes to Financial Statements (continued)

(A)	There are no differences in unit value between accumulation units and units of contracts in annuitization period since there are no differences in charges that result in direct reductions of unit values.

(B)	These ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

(C)	These ratios represent the annualized contract expenses of the separate account, consisting of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

(D)	These ratios represent the total return for the period indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.